CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 3,161,464	$ 4,765,701
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan losses	4,087,151	3,933,448
Depreciation and amortization	904,103	1,042,610
Loans originated for resale	(9,747,000)	(14,248,912)
Proceeds from sale of loans held for sale	9,968,715	14,653,649
Gain on sale of loans held for sale	(286,978)	(470,626)
Gain on sale of asset	(22,500)	(22,500)
Net gain on the sale of foreclosed real estate	(454,339)
Net amortization of premium/discount on mortgage-backed securities and investments	245,650	(177,420)
Increase in foreclosed real estate valuation allowance	1,963,227	287,934
Increase in cash surrender of bank owned life insurance	(650,393)	(504,296)
Deferred income tax benefit	(646,717)	(761,235)
Stock based compensation	253,466
(Increase) Decrease in accrued interest receivable	(243,388)	140,875
Decrease in deferred loan fees	(139,826)	(38,265)
Increase in accounts payable, accrued expenses and other liabilities	1,387,446	1,124,647
Decrease (Increase) in other assets	542,387	(898,148)
Net Cash Provided by Operating Activities	10,322,468	8,827,462
Cash Flows from Investing Activities
Purchase of investment securities available for sale	(18,994,828)	(129,159)
Proceeds from redemption or principal payments of investment securities available for sale	11,983,674	19,522,952
Purchase of investment securities held to maturity	(72,541,253)	(93,208,717)
Proceeds from maturities or principal payments of investment securities held to maturity	45,712,623	56,463,705
Net decrease of FHLB and Federal Reserve stock	728,600	619,900
Loans originated or acquired	(269,796,003)	(244,552,180)
Principal collected on loans	204,254,129	193,319,561
Purchase of bank owned life insurance policies		(6,000,000)
Proceeds from sale of foreclosed real estate	9,952,873
Proceeds from disposal of asset	22,500	22,500
Purchase of premises and equipment	(5,212,864)	(1,187,061)
Net Cash Used in Investing Activities	(93,890,549)	(75,128,499)
Cash Flows from Financing Activities
Net increase in deposits	102,670,875	84,163,537
Proceeds from long-term borrowings		15,000,000
Payments of long-term borrowings	(10,047,449)	(20,045,586)
Net decrease in short-term borrowings	(816,422)	(12,264,108)
Exercise of stock options	121,319	147,799
Excess tax benefits on stock based compensation		4,558
Dividends paid	(1,932,099)	(2,043,117)
Net change in unearned ESOP shares	(406,425)	(62,577)
Proceeds from Small Business Lending Fund Preferred Stock	20,000,000
Redemption of Troubled Asset Relief Program Preferred Stock	(16,317,000)
Redemption of common stock	(409,965)	(24,000)
Net Cash Provided by Financing Activities	92,862,834	64,876,506
Increase (Decrease) in Cash and Cash Equivalents	9,294,753	(1,424,531)
Cash and Cash Equivalents - January 1	9,823,436	11,247,967
Cash and Cash Equivalents - December 31	19,118,189	9,823,436
Cash paid during the year for
Interest	13,223,072	13,808,041
Income taxes	2,381,137	4,597,711
Supplemental Schedule of Non-Cash Operating Activities
Issuance of common stock for payment of accrued compensation	253,466
Transfer of loans to foreclosed real estate	7,878,778	11,480,843
Transfer of foreclosed real estate to loans	$ 3,177,855